Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 29, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD HLS SERIES FUND II INC
Central Index Key	dei_EntityCentralIndexKey	0000790558
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 29, 2012
Prospectus Date	rr_ProspectusDate	Mar 23, 2012

HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary): | HARTFORD SMALL/MID CAP EQUITY HLS FUND
HARTFORD SMALL/MID CAP EQUITY HLS FUND

SUPPLEMENT

DATED MARCH 29, 2012 TO

HARTFORD SMALL/MID CAP EQUITY HLS FUND

(A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 23, 2012

At a meeting of the Board of Directors of Hartford HLS Series Fund II, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of Hartford Small/Mid Cap Equity HLS Fund (the “Fund”).  Accordingly, as of June 4, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Accordingly, as of June 4, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the second bullet point under the first paragraph is deleted and replaced with the following:

·                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by previous sub-advisers

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 23, 2012
HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary): | HARTFORD SMALL/MID CAP EQUITY HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD SMALL/MID CAP EQUITY HLS FUND
Supplement Text	ck0000790558_SupplementTextBlock

SUPPLEMENT

DATED MARCH 29, 2012 TO

HARTFORD SMALL/MID CAP EQUITY HLS FUND

(A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 23, 2012

At a meeting of the Board of Directors of Hartford HLS Series Fund II, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of Hartford Small/Mid Cap Equity HLS Fund (the “Fund”).  Accordingly, as of June 4, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Accordingly, as of June 4, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the second bullet point under the first paragraph is deleted and replaced with the following:

·                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by previous sub-advisers

HARTFORD SMALL/MID CAP EQUITY HLS FUND | HARTFORD SMALL/MID CAP EQUITY HLS FUND Class IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCSX
HARTFORD SMALL/MID CAP EQUITY HLS FUND | HARTFORD SMALL/MID CAP EQUITY HLS FUND Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCVX